VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
As of June 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 93.1%
BASIC MATERIALS — 7.0%
AdvanSix, Inc.*	4,920	$146,911
Alcoa Corp.*	30,755	1,133,014
Allegheny Technologies, Inc.*	19,035	396,880
American Vanguard Corp.	2,770	48,503
Arconic Corp.*	7,710	274,630
Carpenter Technology Corp.	8,550	343,881
Century Aluminum Co.*	5,560	71,668
Charles & Colvard Ltd.*	7,302	21,760
Chemours Co.	7,410	257,868
Clearwater Paper Corp.*	1,145	33,171
Cleveland-Cliffs, Inc.*[1]	21,011	452,997
Coeur Mining, Inc.*	3,590	31,879
Commercial Metals Co.	24,280	745,882
Domtar Corp.*	10,620	583,675
Element Solutions, Inc.	57,540	1,345,285
Friedman Industries, Inc.	4,530	60,702
Glatfelter Corp.	11,557	161,451
H.B. Fuller Co.	2,120	134,853
Hecla Mining Co.	79,008	587,820
Huntsman Corp.	1,587	42,087
Innospec, Inc.	750	67,958
Intrepid Potash, Inc.*	2,070	65,950
Kaiser Aluminum Corp.	2,143	264,639
Koppers Holdings, Inc.*	920	29,762
Kraton Corp.*	8,960	289,318
Kronos Worldwide, Inc.	1,990	28,497
Livent Corp.*	2,866	55,486
Mercer International, Inc.	10,200	130,050
Minerals Technologies, Inc.	3,800	298,946
Olin Corp.	25,760	1,191,658
PQ Group Holdings, Inc.[1]	4,690	72,038
Rayonier Advanced Materials, Inc.*	11,900	79,611
Resolute Forest Products, Inc.	10,070	122,854
Schnitzer Steel Industries, Inc. - Class A	7,040	345,312
Schweitzer-Mauduit International, Inc.	2,700	109,026
Stepan Co.	1,350	162,365
Tronox Holdings PLC	13,660	305,984
United States Steel Corp.	26,320	631,680
Universal Stainless & Alloy Products, Inc.*	2,230	22,456
Valhi, Inc.	2,710	65,934
Verso Corp. - Class A	4,480	79,296
		11,293,737
COMMUNICATIONS — 2.3%
ADTRAN, Inc.	1,230	25,400
AMC Networks, Inc. - Class A*	985	65,798
ATN International, Inc.	2,629	119,593
Cars.com, Inc.*	8,225	117,864
Cogent Communications Holdings, Inc.	420	32,294
Consolidated Communications Holdings, Inc.*	17,270	151,803
DHI Group, Inc.*	3,900	13,182
EchoStar Corp. - Class A*	2,580	62,668
Entercom Communications Corp.*	5,940	25,601
	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Entravision Communications Corp. - Class A	4,810	$32,131
ePlus, Inc.*	450	39,011
EW Scripps Co. - Class A	12,016	245,006
Gannett Co., Inc.*	16,034	88,027
Gray Television, Inc.	14,910	348,894
GTT Communications, Inc.*	4,630	11,251
Houghton Mifflin Harcourt Co.*	8,850	97,704
InterDigital, Inc.	320	23,370
Iridium Communications, Inc.*	9,560	382,304
Lands’ End, Inc.*	4,865	199,708
Liberty Latin America Ltd. - Class A*	7,200	99,792
Live Ventures, Inc.*[1]	590	36,344
Maxar Technologies, Inc.	3,520	140,518
Meredith Corp.*	6,150	267,156
NETGEAR, Inc.*	1,330	50,966
Perficient, Inc.*	810	65,140
Plantronics, Inc.*	810	33,801
Preformed Line Products Co.	530	39,326
Scholastic Corp.	8,040	304,636
Shenandoah Telecommunications Co.	1,050	50,936
Stitch Fix, Inc. - Class A*	250	15,075
TEGNA, Inc.	1,360	25,514
Telephone and Data Systems, Inc.	7,050	159,753
Thryv Holdings, Inc.*	2,670	95,506
Townsquare Media, Inc. - Class A*	3,380	43,095
United States Cellular Corp.*	2,350	85,328
Viasat, Inc.*	1,563	77,900
		3,672,395
CONSUMER, CYCLICAL — 18.8%
Abercrombie & Fitch Co. - Class A*	15,690	728,487
Academy Sports & Outdoors, Inc.*	790	32,580
Acushnet Holdings Corp.	1,070	52,858
Adient PLC*	4,030	182,156
Aeva Technologies, Inc.*	1,480	15,644
Alaska Air Group, Inc.*	862	51,987
Allegiant Travel Co.*	455	88,270
AMC Entertainment Holdings, Inc. - Class A*[1]	2,460	139,433
American Axle & Manufacturing Holdings, Inc.*	14,040	145,314
American Eagle Outfitters, Inc.	16,870	633,131
Asbury Automotive Group, Inc.*	1,135	194,505
At Home Group, Inc.*	4,575	168,543
AutoNation, Inc.*	9,349	886,379
Avient Corp.	1,390	68,332
Barnes & Noble Education, Inc.*[1]	11,590	83,564
Bassett Furniture Industries, Inc.	1,660	40,421
Beacon Roofing Supply, Inc.*	12,950	689,587
Beazer Homes USA, Inc.*	5,170	99,729
Bed Bath & Beyond, Inc.*	11,881	395,518
Big 5 Sporting Goods Corp.[1]	3,580	91,934
Big Lots, Inc.	5,450	359,754
BJ’s Restaurants, Inc.*	1,475	72,481
Bloomin’ Brands, Inc.*	1,530	41,524

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Bluegreen Vacations Holding Corp.*	760	$13,680
Boot Barn Holdings, Inc.*	740	62,197
Boyd Gaming Corp.*	2,265	139,275
Buckle, Inc.	3,390	168,652
Build-A-Bear Workshop, Inc.*	2,000	34,620
Caleres, Inc.	7,530	205,494
Callaway Golf Co.	1,920	64,762
Cannae Holdings, Inc.*	860	29,163
Capri Holdings Ltd.*	4,810	275,084
Cato Corp. - Class A	4,280	72,204
Century Casinos, Inc.*	3,850	51,705
Century Communities, Inc.	8,487	564,725
Cheesecake Factory, Inc.*	1,370	74,227
Chico’s FAS, Inc.*	16,820	110,676
Children’s Place, Inc.*	780	72,587
Chuy’s Holdings, Inc.*	1,290	48,065
Cinemark Holdings, Inc.*[1]	7,830	171,868
Citi Trends, Inc.*[1]	3,130	272,310
Clean Energy Fuels Corp.*[1]	14,530	147,479
Commercial Vehicle Group, Inc.*	3,200	34,016
Conn’s, Inc.*	6,710	171,105
Container Store Group, Inc.*	2,820	36,773
Cooper-Standard Holdings, Inc.*	1,940	56,260
Core-Mark Holding Co., Inc.	1,140	51,311
Daktronics, Inc.*	2,900	19,111
Dana, Inc.	9,510	225,958
Dave & Buster’s Entertainment, Inc.*	2,500	101,500
Delta Apparel, Inc.*	1,180	34,834
Designer Brands, Inc. - Class A*	4,330	71,661
Dick’s Sporting Goods, Inc.	3,340	334,635
Dillard’s, Inc. - Class A1	5,275	954,142
Ethan Allen Interiors, Inc.	5,760	158,976
Everi Holdings, Inc.*	2,630	65,592
Express, Inc.*	5,920	38,421
Foot Locker, Inc.	5,650	348,209
Fossil Group, Inc.*	4,790	68,401
Full House Resorts, Inc.*	2,250	22,365
Genesco, Inc.*	2,930	186,582
G-III Apparel Group Ltd.*	12,200	400,892
GMS, Inc.*	8,740	420,744
Golden Entertainment, Inc.*	1,400	62,720
Goodyear Tire & Rubber Co.*	32,276	553,533
Green Brick Partners, Inc.*	3,008	68,402
Group 1 Automotive, Inc.	4,310	665,593
Guess?, Inc.	11,960	315,744
Hall of Fame Resort & Entertainment Co.*[1]	5,380	21,143
Hamilton Beach Brands Holding Co. - Class A	2,891	64,383
Hamilton Beach Brands Holding Co. - Class A	780	17,371
Haverty Furniture Cos., Inc.[1]	3,500	149,660
Hawaiian Holdings, Inc.*	7,332	178,681
Herman Miller, Inc.	1,005	47,376
Hibbett, Inc.*	1,690	151,475
Hooker Furniture Corp.	2,205	76,381
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Hovnanian Enterprises, Inc. - Class A*	425	$45,173
Hyliion Holdings Corp.*[1]	1,490	17,358
Iconix Brand Group, Inc.*	14,210	44,477
Interface, Inc.	5,240	80,172
JetBlue Airways Corp.*	3,185	53,444
Johnson Outdoors, Inc. - Class A	1,010	122,210
KAR Auction Services, Inc.*	6,250	109,687
KB Home	3,690	150,257
Knoll, Inc.	1,890	49,121
Kohl’s Corp.	4,270	235,320
Kontoor Brands, Inc.	490	27,641
Kopin Corp.*	2,670	21,841
La-Z-Boy, Inc.	1,930	71,487
Lazydays Holdings, Inc.*	1,350	29,700
LGI Homes, Inc.*	280	45,343
Lifetime Brands, Inc.	2,090	31,287
Lithia Motors, Inc.	555	190,720
M/I Homes, Inc.*	5,285	310,071
Macy’s, Inc.*	17,100	324,216
Marcus Corp.*[1]	5,800	123,018
MarineMax, Inc.*	4,480	218,355
Marriott Vacations Worldwide Corp.*	3,260	519,318
MDC Holdings, Inc.	8,263	418,108
Meritage Homes Corp.*	6,730	633,158
Mesa Air Group, Inc.*	2,400	22,392
Methode Electronics, Inc.	1,710	84,149
Miller Industries, Inc.	3,345	131,927
Modine Manufacturing Co.*	12,562	208,404
Motorcar Parts of America, Inc.*	3,450	77,418
Movado Group, Inc.	4,280	134,692
Murphy USA, Inc.	350	46,679
ODP Corp.*	11,250	540,112
Oxford Industries, Inc.	620	61,281
Party City Holdco, Inc.*	9,680	90,314
PC Connection, Inc.	3,132	144,918
Penske Automotive Group, Inc.	9,020	680,920
Playa Hotels & Resorts N.V.*	4,570	33,955
PVH Corp.*	1,440	154,930
Qurate Retail, Inc.	22,235	291,056
RCI Hospitality Holdings, Inc.	470	31,114
Reading International, Inc. - Class A*	5,090	35,477
Red Robin Gourmet Burgers, Inc.*	1,320	43,705
Red Rock Resorts, Inc. - Class A*	3,280	139,400
Resideo Technologies, Inc.*	12,370	371,100
REV Group, Inc.	10,730	168,354
RH*	100	67,900
Rite Aid Corp.*	2,620	42,706
Rocky Brands, Inc.	2,220	123,432
Rush Enterprises, Inc. - Class A	9,615	415,753
Rush Enterprises, Inc. - Class B	4,375	166,862
Sally Beauty Holdings, Inc.*	5,040	111,233
ScanSource, Inc.*	4,620	129,961
Shoe Carnival, Inc.	3,170	226,940
Shyft Group, Inc.	2,677	100,147
Signet Jewelers Ltd.*	8,633	697,460
SkyWest, Inc.*	10,825	466,233

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Sonic Automotive, Inc. - Class A	3,850	$172,249
Spirit Airlines, Inc.*[1]	13,330	405,765
Standard Motor Products, Inc.	800	34,680
Steelcase, Inc. - Class A	7,205	108,868
Steven Madden Ltd.	2,860	125,154
Superior Group of Cos., Inc.	1,764	42,177
Tapestry, Inc.*	1,850	80,438
Taylor Morrison Home Corp.*	19,473	514,477
Tenneco, Inc. - Class A*	6,890	133,115
Tilly’s, Inc. - Class A	4,640	74,147
Titan Machinery, Inc.*	6,360	196,778
TravelCenters of America, Inc.*	1,230	35,965
Tri Pointe Homes, Inc.*	24,280	520,320
Unifi, Inc.*	3,147	76,661
UniFirst Corp.	600	140,784
Univar Solutions, Inc.*	6,320	154,082
Universal Electronics, Inc.*	480	23,280
Urban Outfitters, Inc.*	9,180	378,400
Vera Bradley, Inc.*	5,110	63,313
Veritiv Corp.*	3,530	216,813
Vista Outdoor, Inc.*	9,430	436,420
VOXX International Corp.*	1,640	22,976
VSE Corp.	1,500	74,265
Wabash National Corp.	9,040	144,640
WESCO International, Inc.*	9,568	983,782
Winnebago Industries, Inc.	810	55,048
Workhorse Group, Inc.*[1]	4,030	66,858
World Fuel Services Corp.	17,090	542,266
XL Fleet Corp.*[1]	2,860	23,824
XPEL, Inc.*	480	40,258
Zumiez, Inc.*	6,000	293,940
		30,109,003
CONSUMER, NON-CYCLICAL — 10.7%
Aaron’s Co., Inc.	3,040	97,250
ABM Industries, Inc.	11,285	500,490
Acacia Research Corp.*	10,900	73,684
Acadia Healthcare Co., Inc.*	17,145	1,075,849
ACCO Brands Corp.	20,950	180,798
Adtalem Global Education, Inc.*	10,880	387,763
Aeglea BioTherapeutics, Inc.*	2,360	16,426
American Public Education, Inc.*	2,595	73,542
Andersons, Inc.	7,990	243,935
AngioDynamics, Inc.*	7,420	201,305
Anika Therapeutics, Inc.*	490	21,212
Arcadia Biosciences, Inc.*[1]	7,170	21,295
ASGN, Inc.*	260	25,202
Avanos Medical, Inc.*	1,740	63,284
Avis Budget Group, Inc.*	4,680	364,525
B&G Foods, Inc.[1]	1,480	48,544
BrightView Holdings, Inc.*	1,940	31,273
Brink’s Co.	1,040	79,914
Brookdale Senior Living, Inc.*	33,320	263,228
CAI International, Inc.	4,190	234,640
Carriage Services, Inc.	2,660	98,340
CBIZ, Inc.*	12,740	417,490
Celsion Corp.*[1]	12,730	16,167
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Central Garden & Pet Co. - Class A*	7,360	$355,488
Chefs’ Warehouse, Inc.*	2,130	67,798
ChemoCentryx, Inc.*	8,280	110,869
Coherus Biosciences, Inc.*	2,340	32,362
Computer Task Group, Inc.*	3,480	33,652
Coty, Inc. - Class A*	4,530	42,310
Covetrus, Inc.*	4,340	117,180
CRA International, Inc.	1,830	156,648
Cross Country Healthcare, Inc.*	5,630	92,951
Darling Ingredients, Inc.*	15,458	1,043,415
Edgewell Personal Care Co.	3,270	143,553
Ennis, Inc.	5,030	108,246
Ensign Group, Inc.	920	79,736
Fresh Del Monte Produce, Inc.	8,540	280,795
FTI Consulting, Inc.*	2,275	310,788
GP Strategies Corp.*	1,930	30,340
Graham Holdings Co. - Class B	520	329,628
Green Dot Corp. - Class A*	1,200	56,220
Heidrick & Struggles International, Inc.	3,570	159,043
Herc Holdings, Inc.*	4,545	509,358
Hostess Brands, Inc.*	21,510	348,247
ICF International, Inc.	3,218	282,733
Ingles Markets, Inc. - Class A	2,690	156,746
Insperity, Inc.	590	53,318
Integer Holdings Corp.*	4,160	391,872
Kelly Services, Inc. - Class A*	9,150	219,325
Korn Ferry	7,665	556,096
Lannett Co., Inc.*	6,860	32,036
Laureate Education, Inc. - Class A*	2,200	31,922
Limoneira Co.	1,990	34,925
LivaNova PLC*	1,040	87,474
Macquarie Infrastructure Corp.	2,800	107,156
Magellan Health, Inc.*	7,090	667,878
Marathon Digital Holdings, Inc.*	1,100	34,507
MEDNAX, Inc.*	6,350	191,452
Myriad Genetics, Inc.*	2,230	68,193
National HealthCare Corp.	1,230	85,977
Natus Medical, Inc.*	2,030	52,739
Ovid therapeutics, Inc.*	4,110	16,070
Owens & Minor, Inc.	4,610	195,141
Patterson Cos., Inc.	6,345	192,825
Prestige Consumer Healthcare, Inc.*	5,750	299,575
PROG Holdings, Inc.	4,180	201,183
ProPhase Labs, Inc.	5,870	36,394
Quanex Building Products Corp.	8,450	209,898
Rent-A-Center, Inc.	1,340	71,114
Sanderson Farms, Inc.	170	31,955
Select Medical Holdings Corp.	6,184	261,336
Seneca Foods Corp. - Class A*	960	49,037
SpartanNash Co.	5,570	107,557
Spectrum Brands Holdings, Inc.	3,890	330,806
StoneMor, Inc.*	23,940	62,723
Stride, Inc.*	6,520	209,488
Supernus Pharmaceuticals, Inc.*	1,540	47,417
Textainer Group Holdings Ltd.*	7,400	249,898
Tivity Health, Inc.*	7,000	184,170

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Triple-S Management Corp.*	4,947	$110,170
Triton International Ltd.	14,580	763,117
TrueBlue, Inc.*	4,330	121,716
U.S. Foods Holding Corp.*	3,490	133,876
United Natural Foods, Inc.*	12,510	462,620
Universal Corp.	1,910	108,813
Varex Imaging Corp.*	4,820	129,272
Vectrus, Inc.*	240	11,422
Viad Corp.*	3,450	171,982
ViewRay, Inc.*	7,950	52,470
Village Super Market, Inc. - Class A	1,480	34,795
Viracta Therapeutics, Inc.*[1]	2,897	32,852
Weis Markets, Inc.	4,552	235,156
WW International, Inc.*	780	28,189
		17,152,169
DIVERSIFIED — 0.0%
Professional Holding Corp. - Class A*	1,490	26,850
ENERGY — 9.6%
Abraxas Petroleum Corp.*[1]	10,630	34,335
Amplify Energy Corp.*	11,140	45,117
Antero Midstream Corp.	3,410	35,430
Antero Resources Corp.*	39,050	586,921
APA Corp.	15,100	326,613
Archrock, Inc.	32,680	291,179
Berry Corp.	4,950	33,264
Bonanza Creek Energy, Inc.	5,770	271,594
Callon Petroleum Co.*[1]	9,198	530,633
Centennial Resource Development, Inc. - Class A*	36,650	248,487
ChampionX Corp.*	5,810	149,026
Cimarex Energy Co.	2,340	169,533
CNX Resources Corp.*	39,026	533,095
Comstock Resources, Inc.*	4,530	30,215
CONSOL Energy, Inc.*	6,750	124,673
CVR Energy, Inc.	1,590	28,556
Delek U.S. Holdings, Inc.	7,119	153,913
Devon Energy Corp.	9,970	291,024
Diamondback Energy, Inc.	2,887	271,060
Dril-Quip, Inc.*	3,555	120,266
Earthstone Energy, Inc. - Class A*	5,690	62,988
EnLink Midstream LLC	12,540	80,131
EQT Corp.*	35,800	796,908
Equitrans Midstream Corp.	6,090	51,826
Exterran Corp.*	5,140	24,466
Falcon Minerals Corp.	3,510	17,831
FutureFuel Corp.	2,600	24,960
Green Plains, Inc.*	5,730	192,643
Helix Energy Solutions Group, Inc.*	35,940	205,217
Helmerich & Payne, Inc.	15,200	495,976
HighPeak Energy, Inc.*	5,220	53,401
HollyFrontier Corp.	4,235	139,332
Independence Contract Drilling, Inc.*	3,410	14,629
Kosmos Energy Ltd.*	54,490	188,535
Laredo Petroleum, Inc.*	2,440	226,408
Liberty Oilfield Services, Inc. - Class A*	4,450	63,012
	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Matador Resources Co.	27,430	$987,754
MRC Global, Inc.*	9,560	89,864
Murphy Oil Corp.	26,250	611,100
Nabors Industries Ltd.*	1,570	179,357
Newpark Resources, Inc.*	18,240	63,110
NexTier Oilfield Solutions, Inc.*	23,350	111,146
Northern Oil and Gas, Inc.	2,250	46,733
NOV, Inc.*	6,780	103,870
NOW, Inc.*	15,340	145,577
Oceaneering International, Inc.*	18,250	284,152
Oil States International, Inc.*	11,780	92,473
Ovintiv, Inc.	5,760	181,267
Par Pacific Holdings, Inc.*	4,670	78,549
Patterson-UTI Energy, Inc.	42,655	423,991
PBF Energy, Inc. - Class A*	17,390	266,067
PDC Energy, Inc.	20,964	959,942
Peabody Energy Corp.*	4,000	31,720
Penn Virginia Corp.*	4,610	108,842
Pioneer Natural Resources Co.	908	147,568
ProPetro Holding Corp.*	9,950	91,142
Range Resources Corp.*	32,248	540,476
Renewable Energy Group, Inc.*	7,430	463,186
REX American Resources Corp.*	638	57,535
Ring Energy, Inc.*[1]	14,410	42,942
RPC, Inc.*	11,900	58,905
Select Energy Services, Inc. - Class A*	12,160	73,446
SilverBow Resources, Inc.*	3,280	76,162
SM Energy Co.	16,655	410,213
Southwestern Energy Co.*	55,060	312,190
SunCoke Energy, Inc.	10,520	75,113
Talos Energy, Inc.*	12,960	202,694
Targa Resources Corp.	4,940	219,583
TechnipFMC PLC*	16,780	151,859
TETRA Technologies, Inc.*	10,610	46,047
Transocean Ltd.*[1]	49,810	225,141
U.S. Silica Holdings, Inc.*	5,860	67,742
W&T Offshore, Inc.*	7,440	36,084
Warrior Met Coal, Inc.	5,040	86,688
Whiting Petroleum Corp.*	7,190	392,214
		15,455,641
FINANCIAL — 24.9%
1st Source Corp.	4,412	204,982
Air Lease Corp.	15,985	667,214
Allegiance Bancshares, Inc.	1,110	42,668
Ambac Financial Group, Inc.*	2,600	40,716
Amerant Bancorp, Inc.*	2,150	45,967
American Equity Investment Life Holding Co.	23,605	762,914
American National Bankshares, Inc.	1,050	32,644
American National Group, Inc.	1,750	259,962
Ameris Bancorp	2,085	105,564
Argo Group International Holdings Ltd.	6,173	319,947
Associated Banc-Corp	15,833	324,260
Assured Guaranty Ltd.	4,425	210,099
Atlantic Capital Bancshares, Inc.*	1,670	42,518

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Atlantic Union Bankshares Corp.	12,733	$461,189
Atlanticus Holdings Corp.*	880	34,936
B Riley Financial, Inc.	1,320	99,660
Banc of California, Inc.	7,500	131,550
BancFirst Corp.	464	28,968
Bancorp, Inc.*	4,910	112,979
BancorpSouth Bank	3,840	108,787
Bank of Commerce Holdings	2,000	30,040
Bank OZK	10,000	421,600
BankFinancial Corp.	4,730	54,111
BankUnited, Inc.	8,610	367,561
Banner Corp.	4,620	250,450
BBX Capital, Inc.*	2,120	17,002
BCB Bancorp, Inc.	3,960	53,262
Berkshire Hills Bancorp, Inc.	5,246	143,793
Blucora, Inc.*	4,800	83,088
Brookline Bancorp, Inc.	10,635	158,993
Business First Bancshares, Inc.	1,350	30,983
Byline Bancorp, Inc.	1,540	34,850
Cadence BanCorp	17,013	355,231
Camden National Corp.	1,051	50,196
Capital City Bank Group, Inc.	935	24,114
Capitol Federal Financial, Inc.	2,930	34,515
Carter Bankshares, Inc.*	5,120	64,051
Cathay General Bancorp	7,580	298,349
Central Pacific Financial Corp.	3,750	97,725
Central Valley Community Bancorp	1,800	36,270
Chemung Financial Corp.	440	19,496
CIT Group, Inc.	7,795	402,144
Citizens Community Bancorp, Inc.	2,990	40,903
City Holding Co.	1,219	91,718
Clipper Realty, Inc.	3,910	28,739
CNB Financial Corp.	1,900	43,358
CNO Financial Group, Inc.	35,850	846,777
Columbia Banking System, Inc.	3,440	132,646
Community Bank System, Inc.	2,832	214,241
Community Trust Bancorp, Inc.	1,470	59,359
ConnectOne Bancorp, Inc.	4,250	111,222
Cowen, Inc. - Class A	4,560	187,188
Crawford & Co. - Class A	3,480	31,564
CrossFirst Bankshares, Inc.*	2,490	34,237
Customers Bancorp, Inc.*	9,100	354,809
CVB Financial Corp.	7,910	162,867
Dime Community Bancshares, Inc.	5,009	168,403
Donegal Group, Inc. - Class A	1,421	20,704
Eagle Bancorp, Inc.	1,897	106,384
Elevate Credit, Inc.*	5,880	20,992
Employers Holdings, Inc.	4,030	172,484
Encore Capital Group, Inc.*	3,970	188,138
Enova International, Inc.*	2,700	92,367
Enstar Group Ltd.*	810	193,525
Enterprise Financial Services Corp.	440	20,412
Equity Bancshares, Inc. - Class A*	750	22,868
ESSA Bancorp, Inc.	1,028	16,849
Essent Group Ltd.	525	23,599
FB Financial Corp.	672	25,079
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Federal Agricultural Mortgage Corp. - Class C	948	$93,757
Financial Institutions, Inc.	4,410	132,300
First BanCorp/Puerto Rico	70,230	837,142
First Bancshares, Inc.	566	21,185
First Bank/Hamilton NJ	3,490	47,255
First Busey Corp.	4,189	103,301
First Business Financial Services, Inc.	1,320	35,732
First Choice Bancorp	1,490	45,370
First Citizens BancShares, Inc. - Class A	70	58,292
First Commonwealth Financial Corp.	17,650	248,335
First Community Bankshares, Inc.	1,620	48,357
First Financial Bancorp	15,743	372,007
First Financial Bankshares, Inc.[1]	5,430	266,776
First Financial Corp.	1,311	53,515
First Financial Northwest, Inc.	2,600	39,390
First Foundation, Inc.	1,450	32,640
First Horizon Corp.	23,082	398,857
First Internet Bancorp	1,660	51,427
First Interstate BancSystem, Inc. - Class A	2,026	84,748
First Merchants Corp.	4,100	170,847
First Mid Bancshares, Inc.	732	29,653
First Midwest Bancorp, Inc.	13,640	270,481
Flagstar Bancorp, Inc.	13,170	556,696
Flushing Financial Corp.	5,360	114,865
FNB Corp.	16,462	202,976
FRP Holdings, Inc.*	500	27,840
Fulton Financial Corp.	37,840	597,115
Genworth Financial, Inc. - Class A*	43,870	171,093
Glacier Bancorp, Inc.	5,090	280,357
Global Indemnity Group LLC - Class A	740	19,499
Goosehead Insurance, Inc. - Class A	810	103,113
Great Southern Bancorp, Inc.	1,025	55,247
Great Western Bancorp, Inc.	11,320	371,183
Hancock Whitney Corp.	12,610	560,388
Hanmi Financial Corp.	9,080	173,065
Hanover Insurance Group, Inc.	1,000	135,640
Heartland Financial USA, Inc.	2,500	117,475
Heritage Commerce Corp.	3,320	36,952
Heritage Financial Corp.	1,750	43,785
Hilltop Holdings, Inc.	13,737	500,027
Home Bancorp, Inc.	940	35,823
Home BancShares, Inc.	2,160	53,309
HomeStreet, Inc.	5,440	221,626
HomeTrust Bancshares, Inc.	1,340	37,386
Hope Bancorp, Inc.	11,607	164,587
Horace Mann Educators Corp.	7,991	299,023
Horizon Bancorp, Inc.	941	16,402
Howard Hughes Corp.*	185	18,030
Huntington Bancshares, Inc.	17,854	254,777
Independent Bank Corp.	403	30,427
Independent Bank Group, Inc.	7,585	561,138
International Bancshares Corp.	14,650	629,071
Invesco Ltd.	7,660	204,752
Investar Holding Corp.	910	20,830

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Investors Bancorp, Inc.	13,090	$186,663
Janus Henderson Group PLC	7,000	271,670
Kearny Financial Corp.	14,272	170,550
Kemper Corp.	4,926	364,031
Lakeland Bancorp, Inc.	5,725	100,073
Lakeland Financial Corp.	420	25,889
LendingClub Corp.*	1,960	35,535
LPL Financial Holdings, Inc.	760	102,585
Mackinac Financial Corp.	1,830	36,161
Marlin Business Services Corp.	2,240	50,982
MBIA, Inc.*	7,000	77,000
McGrath RentCorp	3,115	254,091
Mercantile Bank Corp.	1,560	47,112
Merchants Bancorp	1,090	42,772
Meridian Bancorp, Inc.	3,610	73,861
Meta Financial Group, Inc.	5,240	265,301
Middlefield Banc Corp.	1,400	33,040
Midland States Bancorp, Inc.	2,900	76,183
MidWestOne Financial Group, Inc.	1,400	40,278
Mr Cooper Group, Inc.*	10,077	333,146
MVB Financial Corp.	1,110	47,353
National Western Life Group, Inc. - Class A	600	134,634
Navient Corp.	35,870	693,367
NBT Bancorp, Inc.	1,180	42,445
Nelnet, Inc. - Class A	7,330	551,436
Newmark Group, Inc. - Class A	8,220	98,722
Nicolet Bankshares, Inc.*	575	40,445
NMI Holdings, Inc. - Class A*	5,020	112,850
Northeast Bank	930	27,779
Northfield Bancorp, Inc.	3,400	55,760
Northrim BanCorp, Inc.	1,860	79,515
Northwest Bancshares, Inc.	17,480	238,427
OceanFirst Financial Corp.	8,628	179,808
OFG Bancorp	11,080	245,090
Old National Bancorp	38,866	684,430
Old Second Bancorp, Inc.	2,460	30,504
OneMain Holdings, Inc.	7,250	434,347
Oppenheimer Holdings, Inc. - Class A	1,770	89,987
Pacific Premier Bancorp, Inc.	16,330	690,596
PacWest Bancorp	3,210	132,124
PCB Bancorp	1,150	18,515
Peapack-Gladstone Financial Corp.	2,455	76,277
PennyMac Financial Services, Inc.	1,430	88,260
Peoples Bancorp, Inc.	4,300	127,366
Peoples Financial Services Corp.	780	33,228
Pinnacle Financial Partners, Inc.	3,943	348,127
Piper Sandler Cos.	2,260	292,806
Popular, Inc.	7,850	589,142
PRA Group, Inc.*	1,755	67,515
Preferred Bank/Los Angeles CA	2,090	132,234
Premier Financial Bancorp, Inc.	1,442	24,298
Premier Financial Corp.	3,094	87,901
Primerica, Inc.	610	93,415
Primis Financial Corp.	2,444	37,295
ProAssurance Corp.	1,980	45,045
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Provident Bancorp, Inc.	3,410	$55,617
Provident Financial Holdings, Inc.[1]	2,380	41,103
Provident Financial Services, Inc.	18,890	432,392
QCR Holdings, Inc.	610	29,335
RBB Bancorp	820	19,860
Realogy Holdings Corp.*	31,350	571,197
Regional Management Corp.	2,790	129,847
Reliant Bancorp, Inc.	1,120	31,058
Renasant Corp.	9,703	388,120
Republic Bancorp, Inc. - Class A	1,110	51,204
Riverview Bancorp, Inc.	5,078	36,003
S&T Bancorp, Inc.	3,526	110,364
Safety Insurance Group, Inc.	870	68,104
Sandy Spring Bancorp, Inc.	4,031	177,888
Sculptor Capital Management, Inc.	1,120	27,541
Seacoast Banking Corp. of Florida	3,525	120,379
Selective Insurance Group, Inc.	1,683	136,575
ServisFirst Bancshares, Inc.	290	19,714
Sierra Bancorp	3,400	86,530
Simmons First National Corp. - Class A	15,604	457,821
SiriusPoint Ltd.*	14,940	150,446
South State Corp.	4,261	348,379
Southside Bancshares, Inc.	3,476	132,887
Spirit of Texas Bancshares, Inc.	1,200	27,408
State Auto Financial Corp.	2,170	37,150
Sterling Bancorp	28,776	713,357
Stewart Information Services Corp.	1,680	95,239
Stifel Financial Corp.	7,110	461,155
Stock Yards Bancorp, Inc.	1,590	80,915
Stratus Properties, Inc.*	1,100	27,137
Summit Financial Group, Inc.	801	17,630
Synovus Financial Corp.	3,960	173,765
Texas Capital Bancshares, Inc.*	5,390	342,211
Timberland Bancorp, Inc.	1,578	44,373
Tiptree, Inc.	3,920	36,456
Tompkins Financial Corp.	329	25,517
Towne Bank/Portsmouth VA	1,212	36,869
TriCo Bancshares	1,445	61,528
TriState Capital Holdings, Inc.*	1,280	26,099
Triumph Bancorp, Inc.*	1,870	138,847
Trustmark Corp.	7,130	219,604
Umpqua Holdings Corp.	22,284	411,140
United Bankshares, Inc.	8,336	304,264
United Community Banks, Inc.	5,450	174,454
United Fire Group, Inc.	5,510	152,792
Unity Bancorp, Inc.	1,193	26,306
Univest Financial Corp.	5,540	146,090
Unum Group	3,220	91,448
Valley National Bancorp	14,843	199,341
Veritex Holdings, Inc.	3,840	135,974
Virtus Investment Partners, Inc.	220	61,109
Walker & Dunlop, Inc.	2,680	279,738
Washington Federal, Inc.	19,350	614,943
Washington Trust Bancorp, Inc.	620	31,837
Waterstone Financial, Inc.	3,414	67,119
Webster Financial Corp.	1,240	66,142

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
WesBanco, Inc.	11,601	$413,344
Western New England Bancorp, Inc.	7,980	65,037
White Mountains Insurance Group Ltd.	120	137,764
Wintrust Financial Corp.	3,805	287,772
WisdomTree Investments, Inc.	7,880	48,856
World Acceptance Corp.*[1]	710	113,770
WSFS Financial Corp.	4,266	198,753
		40,006,227
INDUSTRIAL — 15.1%
AAR Corp.*	8,900	344,875
Acuity Brands, Inc.	650	121,570
Advanced Emissions Solutions, Inc.*	2,300	17,043
AGCO Corp.	880	114,734
Alamo Group, Inc.	120	18,322
Albany International Corp. - Class A	360	32,134
Altra Industrial Motion Corp.	1,120	72,822
American Outdoor Brands, Inc.*	3,547	124,642
Apogee Enterprises, Inc.	1,600	65,168
Applied Optoelectronics, Inc.*	4,080	34,558
ArcBest Corp.	7,820	455,046
Arcosa, Inc.	440	25,846
Armstrong World Industries, Inc.	410	43,977
Astec Industries, Inc.	2,997	188,631
Atkore, Inc.*	320	22,720
Atlas Air Worldwide Holdings, Inc.*	6,710	457,018
Avnet, Inc.	3,996	160,160
AZZ, Inc.	1,200	62,136
Barnes Group, Inc.	8,400	430,500
Benchmark Electronics, Inc.	8,830	251,302
Bio-key International, Inc.*[1]	6,570	24,966
Boise Cascade Co.	7,250	423,037
Brady Corp. - Class A	1,565	87,703
Builders FirstSource, Inc.*	9,023	384,921
Cactus, Inc. - Class A	570	20,930
Chart Industries, Inc.*	1,525	223,138
CIRCOR International, Inc.*	1,980	64,548
Colfax Corp.*	17,650	808,546
Columbus McKinnon Corp.	2,190	105,646
Comfort Systems USA, Inc.	640	50,426
Comtech Telecommunications Corp.	4,980	120,317
Concrete Pumping Holdings, Inc.*	16,020	135,689
Core Molding Technologies, Inc.*	2,200	33,946
Cornerstone Building Brands, Inc.*	17,590	319,786
Costamare, Inc.	19,340	228,405
Covenant Logistics Group, Inc.*	2,872	59,393
Curtiss-Wright Corp.	285	33,847
DHT Holdings, Inc.	13,550	87,940
Diamond S Shipping, Inc.*	6,350	63,246
Dorian LPG Ltd.*	10,201	144,038
Ducommun, Inc.*	1,372	74,856
DXP Enterprises, Inc.*	1,280	42,624
Dycom Industries, Inc.*	3,270	243,713
Eagle Bulk Shipping, Inc.*	970	45,900
Eastern Co.	1,030	31,240
Echo Global Logistics, Inc.*	4,340	133,412
EMCOR Group, Inc.	1,320	162,611
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Encore Wire Corp.	4,970	$376,676
Energous Corp.*[1]	12,720	36,506
EnPro Industries, Inc.	2,410	234,132
ESCO Technologies, Inc.	1,910	179,177
Federal Signal Corp.	1,980	79,655
Fortress Transportation and Infrastructure Investors LLC	2,875	96,456
Frontline Ltd./Bermuda[1]	6,230	56,070
Gates Industrial Corp. PLC*	2,060	37,224
GATX Corp.[1]	7,895	698,471
Genco Shipping & Trading Ltd.	3,580	67,590
Generac Holdings, Inc.*	895	371,559
Gibraltar Industries, Inc.*	1,730	132,016
Granite Construction, Inc.	4,965	206,196
Great Lakes Dredge & Dock Corp.*	7,590	110,890
Greenbrier Cos., Inc.	7,120	310,290
Greif, Inc. - Class A1	5,350	323,942
Griffon Corp.	6,850	175,566
Harsco Corp.*	3,120	63,710
Haynes International, Inc.	2,920	103,310
Heritage-Crystal Clean, Inc.*	2,120	62,922
Hillenbrand, Inc.	3,237	142,687
Hub Group, Inc. - Class A*	7,580	500,128
Hurco Cos., Inc.	762	26,670
Hyster-Yale Materials Handling, Inc.	1,610	117,498
Insteel Industries, Inc.	1,110	35,687
JELD-WEN Holding, Inc.*	2,050	53,833
Kadant, Inc.	280	49,305
Kaman Corp.	830	41,832
Kennametal, Inc.	1,200	43,104
Kimball Electronics, Inc.*	6,580	143,049
Kirby Corp.*	790	47,906
Knowles Corp.*	16,515	326,006
L B Foster Co. - Class A*	900	16,776
Louisiana-Pacific Corp.	3,849	232,056
LS Starrett Co. - Class A*	6,510	60,803
Lydall, Inc.*	4,378	264,957
Manitowoc Co., Inc.*	8,260	202,370
Marten Transport Ltd.	12,365	203,899
MasTec, Inc.*	2,660	282,226
Materion Corp.	3,460	260,711
Matson, Inc.	2,530	161,920
Matthews International Corp. - Class A	2,370	85,225
Moog, Inc. - Class A	2,145	180,309
MYR Group, Inc.*	4,710	428,233
National Presto Industries, Inc.	220	22,363
NN, Inc.*	5,840	42,924
Northwest Pipe Co.*	760	21,470
nVent Electric PLC	3,420	106,841
O-I Glass, Inc.*	5,180	84,589
Olympic Steel, Inc.	2,369	69,625
Oshkosh Corp.	440	54,842
Overseas Shipholding Group, Inc. - Class A*	9,780	20,440
PAM Transportation Services, Inc.*	1,156	60,979
Pangaea Logistics Solutions Ltd.	6,440	32,329

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Park-Ohio Holdings Corp.	2,180	$70,065
Plexus Corp.*	3,855	352,386
Powell Industries, Inc.	980	30,331
Primoris Services Corp.	3,850	113,306
Proto Labs, Inc.*	350	32,130
Regal Beloit Corp.	4,880	651,529
Rexnord Corp.	2,560	128,102
Ryder System, Inc.	530	39,395
Ryerson Holding Corp.*	4,850	70,810
Safe Bulkers, Inc.*	16,230	65,082
Saia, Inc.*	330	69,132
Sanmina Corp.*	16,090	626,866
Schneider National, Inc. - Class B	3,810	82,944
Scorpio Tankers, Inc.	5,400	119,070
SFL Corp. Ltd.	11,735	89,773
SiNtx Technologies, Inc.*	13,300	25,536
Smith & Wesson Brands, Inc.	9,535	330,864
Spirit AeroSystems Holdings, Inc. - Class A	1,920	90,605
SPX FLOW, Inc.	3,700	241,388
Standex International Corp.	590	55,997
Sterling Construction Co., Inc.*	1,860	44,882
Sturm Ruger & Co., Inc.	710	63,886
Summit Materials, Inc. - Class A*	15,450	538,432
Synalloy Corp.*	3,180	31,768
SYNNEX Corp.	2,855	347,625
Tecnoglass, Inc.	3,670	78,538
Teekay Corp.*[1]	9,830	36,568
Terex Corp.	6,025	286,910
Thermon Group Holdings, Inc.*	4,500	76,680
Timken Co.	1,350	108,797
TimkenSteel Corp.*	6,250	88,438
TopBuild Corp.*	291	57,554
Tredegar Corp.	5,092	70,117
TriMas Corp.*	4,440	134,665
Trinity Industries, Inc.	13,905	373,905
Trinseo S.A.	3,660	219,014
Triumph Group, Inc.*	3,940	81,755
TTM Technologies, Inc.*	25,324	362,133
Turtle Beach Corp.*	650	20,748
Tutor Perini Corp.*	4,120	57,062
U.S. Concrete, Inc.*	2,315	170,847
U.S. Xpress Enterprises, Inc. - Class A*	5,255	45,193
UFP Industries, Inc.	8,010	595,463
Vishay Intertechnology, Inc.	25,200	568,260
Vishay Precision Group, Inc.*	1,600	54,464
Watts Water Technologies, Inc. - Class A	820	119,646
Welbilt, Inc.*	4,505	104,291
Werner Enterprises, Inc.	7,660	341,023
Willis Lease Finance Corp.*	1,720	73,719
WillScot Mobile Mini Holdings Corp.*	16,184	451,048
Worthington Industries, Inc.	690	42,214
Yellow Corp.*	5,220	33,982
		24,308,916
	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY — 4.6%
3D Systems Corp.*	1,670	$66,750
Allscripts Healthcare Solutions, Inc.*	14,020	259,510
Alpha & Omega Semiconductor Ltd.*	4,900	148,911
Amkor Technology, Inc.	48,840	1,156,043
AstroNova, Inc.*	1,500	20,880
Avaya Holdings Corp.*	4,810	129,389
AXT, Inc.*	4,640	50,947
BM Technologies, Inc.*	889	11,059
Brooks Automation, Inc.	480	45,734
CACI International, Inc. - Class A*	1,520	387,782
Cohu, Inc.*	3,212	118,170
Concentrix Corp.*	1,745	280,596
Conduent, Inc.*	4,100	30,750
CTS Corp.	2,220	82,495
Daily Journal Corp.*	100	33,850
Digi International, Inc.*	4,485	90,193
Diodes, Inc.*	4,535	361,757
Donnelley Financial Solutions, Inc.*	3,770	124,410
Ebix, Inc.	1,000	33,900
EMCORE Corp.*	4,290	39,554
Evolent Health, Inc. - Class A*	2,480	52,378
ExlService Holdings, Inc.*	410	43,567
Inovalon Holdings, Inc. - Class A*	2,520	85,882
Insight Enterprises, Inc.*	8,265	826,583
KBR, Inc.	1,590	60,659
Kulicke & Soffa Industries, Inc.	7,468	457,042
ManTech International Corp. - Class A	4,673	404,401
Mitek Systems, Inc.*	2,040	39,290
NetScout Systems, Inc.*	8,320	237,453
NextGen Healthcare, Inc.*	820	13,604
Onto Innovation, Inc.*	2,649	193,483
Photronics, Inc.*	10,190	134,610
Rambus, Inc.*	2,165	51,332
Richardson Electronics Ltd./United States	1,910	15,872
Stratasys Ltd.*	1,290	33,359
Super Micro Computer, Inc.*	2,930	103,077
Sykes Enterprises, Inc.*	9,267	497,638
Synaptics, Inc.*	460	71,567
TTEC Holdings, Inc.	570	58,761
Ultra Clean Holdings, Inc.*	2,880	154,714
Veeco Instruments, Inc.*	960	23,078
Vislink Technologies, Inc.*[1]	6,170	17,585
Xerox Holdings Corp.	1,280	30,067
Xperi Holding Corp.	10,909	242,616
		7,321,298
UTILITIES — 0.1%
Ameresco, Inc. - Class A*	2,993	187,721
TOTAL COMMON STOCKS
(Cost $85,201,010)		149,533,957

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2021 (Unaudited)

	Number of Shares	Value
WARRANTS — 0.0%
ENERGY — 0.0%
Nabors Industries Ltd., Expiration Date: June 11, 2026*	516	$—
TOTAL WARRANTS
(Cost $0)		—
PREFERRED STOCKS — 0.1%
CONSUMER, CYCLICAL — 0.1%
Qurate Retail, Inc. 8.00%, 3/15/2031[2]	274	29,661
WESCO International, Inc. 10.62%[2,3,4]	5,008	154,697
		184,358
INDUSTRIAL — 0.0%
Steel Partners Holdings LP 6.00%, 2/7/2026[2]	1,855	43,388
TOTAL PREFERRED STOCKS
(Cost $188,490)		227,746
EXCHANGE-TRADED FUNDS — 2.6%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares - ETF*	1,422	33,645
Direxion Daily Regional Banks Bull 3x Shares - ETF[1]	2,347	500,615
Direxion Daily Retail Bull 3X Shares - ETF	645	156,580
Direxion Daily S&P Biotech Bull 3X Shares - ETF*	3,150	231,998
Direxion Daily Small Cap Bull 3X Shares - ETF[1]	9,160	896,672
iShares Russell 2000 Value ETF	5,415	897,645
SPDR S&P Metals & Mining ETF[1]	7,270	313,046
SPDR S&P Oil & Gas Equipment & Services ETF[1]	3,890	241,024
SPDR S&P Regional Banking ETF[1]	13,430	880,068
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,218,422)		4,151,293
RIGHTS — 0.0%
CONSUMER, NON-CYCLICAL — 0.0%
Elanco Animal Health, Inc.*[5]	3,800	—
TOTAL RIGHTS
(Cost $0)		—
MONEY MARKET INVESTMENTS — 7.4%
Blackrock Liquidity Funds FedFund- Class Institutional, 0.02%[3,6]	5,298,640	5,298,640
	Number of Shares	Value
MONEY MARKET INVESTMENTS (Continued)
Federated Treasury Obligations Fund- Class Institutional, 0.01%[3,7]	6,586,682	$6,586,682
TOTAL MONEY MARKET INVESTMENTS
(Cost $11,885,322)		11,885,322
TOTAL INVESTMENTS — 103.2%
(Cost $99,493,244)		165,798,318
Liabilities less other assets — (3.2)%		(5,213,811)
TOTAL NET ASSETS — 100.0%		$160,584,507

LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
*Non-income producing security.
[1]All or a portion of shares are on loan. Total loaned securities had a fair value of $5,144,911 at June 30, 2021.
[2]Callable.
[3]Variable rate security; the rate shown represents the rate at June 30, 2021.
[4]Perpetual security; maturity date is not applicable.
[5]Security valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Value determined using significant unobservable inputs.
[6]Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $5,298,640 at June 30, 2021.
[7]All or a portion of this security is segregated as collateral for options contracts. The total value of these securities is $500,000 June 30, 2021.